Quarterly Report
February 28, 2023
MFS®  Growth Fund
MEG-Q1

Portfolio of Investments
2/28/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.0%
Aerospace & Defense – 0.2%
Howmet Aerospace, Inc.	1,370,561	$57,810,263
Apparel Manufacturers – 1.3%
LVMH Moet Hennessy Louis Vuitton SE	529,283	$441,700,059
Brokerage & Asset Managers – 2.0%
Charles Schwab Corp.	5,323,704	$414,823,016
CME Group, Inc.	1,440,943	267,093,194
		$681,916,210
Business Services – 6.1%
Accenture PLC, “A”	353,394	$93,843,777
CoStar Group, Inc. (a)	5,330,579	376,658,712
Equifax, Inc.	1,082,116	219,160,953
MSCI, Inc.	1,442,410	753,154,382
TransUnion	1,929,039	126,217,022
Verisk Analytics, Inc., “A”	2,786,284	476,761,055
		$2,045,795,901
Computer Software – 18.0%
Adobe Systems, Inc. (a)	2,110,447	$683,679,306
Autodesk, Inc. (a)	431,219	85,678,903
Black Knight, Inc. (a)	1,377,760	82,114,496
Cadence Design Systems, Inc. (a)	1,607,623	310,174,782
Intuit, Inc.	1,921,046	782,211,510
Microsoft Corp.	15,841,798	3,951,261,257
Synopsys, Inc. (a)	424,903	154,562,715
		$6,049,682,969
Computer Software - Systems – 6.9%
Apple, Inc.	12,552,422	$1,850,352,527
Block, Inc., “A” (a)	1,433,954	110,027,290
ServiceNow, Inc. (a)	827,000	357,404,590
		$2,317,784,407
Construction – 3.3%
Martin Marietta Materials, Inc.	331,988	$119,472,522
Sherwin-Williams Co.	1,743,361	385,892,957
Vulcan Materials Co.	3,319,495	600,529,840
		$1,105,895,319
Consumer Products – 2.1%
Colgate-Palmolive Co.	3,185,658	$233,508,731
Estee Lauder Cos., Inc., “A”	1,900,072	461,812,500
		$695,321,231
Electrical Equipment – 3.6%
AMETEK, Inc.	3,047,271	$431,371,683
Amphenol Corp., “A”	2,147,873	166,503,115
Johnson Controls International PLC	6,341,219	397,721,255
Rockwell Automation, Inc.	690,289	203,586,935
		$1,199,182,988

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 6.0%
Applied Materials, Inc.	1,049,971	$121,954,132
ASML Holding N.V., ADR	732,022	452,191,950
KLA Corp.	260,856	98,963,549
Lam Research Corp.	602,121	292,636,827
NVIDIA Corp.	4,567,210	1,060,323,474
		$2,026,069,932
Energy - Independent – 1.3%
EOG Resources, Inc.	1,717,431	$194,104,052
Hess Corp.	1,934,839	260,622,813
		$454,726,865
Energy - Renewables – 0.2%
Enphase Energy, Inc. (a)	262,662	$55,298,231
Gaming & Lodging – 1.2%
Hilton Worldwide Holdings, Inc.	2,858,154	$413,031,834
General Merchandise – 0.4%
Dollar Tree, Inc. (a)	1,052,099	$152,848,943
Health Maintenance Organizations – 1.7%
UnitedHealth Group, Inc.	1,184,215	$563,615,287
Insurance – 2.1%
Aon PLC	1,846,067	$561,296,671
Arthur J. Gallagher & Co.	869,468	162,894,830
		$724,191,501
Internet – 7.4%
Alphabet, Inc., “A” (a)	18,586,120	$1,673,865,967
Alphabet, Inc., “C” (a)	4,976,320	449,361,696
Gartner, Inc. (a)	778,809	255,301,378
Match Group, Inc. (a)	2,580,342	106,877,766
		$2,485,406,807
Leisure & Toys – 1.1%
Electronic Arts, Inc.	2,294,372	$254,537,630
Take-Two Interactive Software, Inc. (a)	1,151,124	126,105,634
		$380,643,264
Machinery & Tools – 1.0%
Caterpillar, Inc.	274,244	$65,695,150
Eaton Corp. PLC	1,565,173	273,795,713
		$339,490,863
Medical & Health Technology & Services – 1.1%
ICON PLC (a)	1,361,522	$307,200,209
Veeva Systems, Inc. (a)	305,900	50,675,394
		$357,875,603
Medical Equipment – 8.8%
Abbott Laboratories	5,217,325	$530,706,299
Agilent Technologies, Inc.	834,672	118,498,384
Becton, Dickinson and Co.	1,089,720	255,593,826
Boston Scientific Corp. (a)	14,063,880	657,064,474
Danaher Corp.	2,164,998	535,901,955
STERIS PLC	813,964	153,049,651

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Thermo Fisher Scientific, Inc.	1,323,185	$716,848,705
		$2,967,663,294
Other Banks & Diversified Financials – 7.6%
American Express Co.	555,179	$96,595,594
Mastercard, Inc., “A”	3,737,299	1,327,824,962
Visa, Inc., “A”	5,194,286	1,142,431,263
		$2,566,851,819
Pharmaceuticals – 3.5%
Regeneron Pharmaceuticals, Inc. (a)	388,877	$295,709,848
Vertex Pharmaceuticals, Inc. (a)	1,828,767	530,872,773
Zoetis, Inc.	2,069,785	345,654,095
		$1,172,236,716
Railroad & Shipping – 0.9%
Canadian Pacific Railway Ltd.	4,032,851	$306,254,705
Restaurants – 0.5%
Chipotle Mexican Grill, Inc., “A” (a)	106,599	$158,947,637
Specialty Chemicals – 2.1%
Air Products & Chemicals, Inc.	1,518,472	$434,252,623
Linde PLC	814,833	283,863,372
		$718,115,995
Specialty Stores – 6.5%
Amazon.com, Inc. (a)	18,539,537	$1,746,980,571
Lululemon Athletica, Inc. (a)	511,195	158,061,494
O'Reilly Automotive, Inc. (a)	336,341	279,196,664
		$2,184,238,729
Telecommunications - Wireless – 1.1%
American Tower Corp., REIT	1,904,177	$377,046,088
Total Common Stocks		$32,999,643,460
Investment Companies (h) – 1.9%
Money Market Funds – 1.9%
MFS Institutional Money Market Portfolio, 4.55% (v)	638,405,155	$638,405,155

Other Assets, Less Liabilities – 0.1%		48,105,776
Net Assets – 100.0%		$33,686,154,391
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $638,405,155 and $32,999,643,460, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
2/28/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$32,999,643,460	$—	$—	$32,999,643,460
Mutual Funds	638,405,155	—	—	638,405,155
Total	$33,638,048,615	$—	$—	$33,638,048,615
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,160,220,588	$331,626,759	$853,488,791	$46,599	$—	$638,405,155
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$8,444,706	$—